Group Statement of Changes in Equity - GBP (£) £ in Millions	Total	Held in Employee Share Ownership Trusts	Presented In C I E	Share Capital	Share Premium, Capital Redemption and Merger Reserves	Other Reserves	Other Reserves Presented In C I E	Retained Earnings	Retained Earnings Held in Employee Share Ownership Trusts	Total Attributable to Owners of Parent	Total Attributable to Owners of Parent Held in Employee Share Ownership Trusts	Total Attributable to Owners of Parent Presented In C I E	Perpetual Hybrid Bonds	Non- Controlling Interests
Balance at Dec. 31, 2018	£ 65,688			£ 614	£ 26,606	£ (333)		£ 38,557		£ 65,444				£ 244
Total comprehensive income for the year comprising:	2,126					(3,190)		5,190		2,000				126
Profit for the year	5,849							5,704		5,704				145
Other comprehensive (expense)/income for the year	(3,723)					(3,190)		(514)		(3,704)				(19)
Other changes in equity
Cash flow hedges reclassified and reported in total assets			£ (32)			(32)	£ (32)					£ (32)
Employee share options
– value of employee services	115							115		115
– proceeds from new shares issued	3				3					3
Dividends and other appropriations
– ordinary shares	(3,476)							(3,476)		(3,476)
– to non-controlling interests	(148)													(148)
Purchase of own shares
– held in employee share ownership trusts		£ (117)							£ (117)		£ (117)
Perpetual hybrid bonds
Other movements - non-controlling interests	36													36
Other movements	(35)							(35)		(35)
Balance at Dec. 31, 2019	64,160			614	26,609	(3,555)		40,234		63,902				258
Total comprehensive income for the year comprising:	3,622					(3,012)		6,486		3,474				148
Profit for the year	6,564							6,400		6,400				164
Other comprehensive (expense)/income for the year	(2,942)					(3,012)		86		(2,926)				(16)
Other changes in equity
Cash flow hedges reclassified and reported in total assets			(33)			(33)	(33)					(33)
Employee share options
– value of employee services	88							88		88
– proceeds from new shares issued	2				2					2
– treasury shares used for share option schemes					7			(7)
Dividends and other appropriations
– ordinary shares	(4,747)							(4,747)		(4,747)
– to non-controlling interests	(141)													(141)
Purchase of own shares
– held in employee share ownership trusts		(17)							(17)		(17)
Perpetual hybrid bonds
Other movements - non-controlling interests	17													17
Other movements	4							4		4
Balance at Dec. 31, 2020	62,955			614	26,618	(6,600)		42,041		62,673			£ 0	282
Total comprehensive income for the year comprising:	7,796					523		7,099		7,622				174
Profit for the year	6,974							6,801		6,801				173
Other comprehensive (expense)/income for the year	822					523		298		821				1
Other changes in equity
Cash flow hedges reclassified and reported in total assets			£ 45			45	£ 45					£ 45
Employee share options
– value of employee services	76							76		76
– treasury shares used for share option schemes					4			(4)
Dividends and other appropriations
– ordinary shares	(4,904)							(4,904)		(4,904)
– to non-controlling interests	(162)													(162)
Purchase of own shares
– held in employee share ownership trusts		£ (82)							£ (82)		£ (82)
Perpetual hybrid bonds
– proceeds, net of issuance fees	1,681												1,681
– tax on issuance fees	4												4
– coupons paid	(6)							(6)		(6)
– tax on coupons paid	1							1		1
Non-controlling interests - acquisitions	(5)							(5)		(5)
Other movements - non-controlling interests	6													6
Other movements	(4)							(4)		(4)
Balance at Dec. 31, 2021	£ 67,401			£ 614	£ 26,622	£ (6,032)		£ 44,212		£ 65,416			£ 1,685	£ 300